Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 5.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.20%
Innovator U.S. Equity Power Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 501.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator U.S. Equity Power Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 426.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity Power Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 573.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)